Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
COST OF SALES	754,491	544,836	354,588
GROSS PROFIT	945,717	661,185	473,066
SELLING AND ADMINISTRATIVE EXPENSES	201,709	133,711	94,918
AMORTIZATION OF INTANGIBLE ASSETS	44,233	40,339	15,079
INCOME FROM OPERATIONS	699,775	487,135	363,069
INTEREST EXPENSE-Net	211,906	185,256	112,234
Refinancing costs		72,454
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	487,869	229,425	250,835
INCOME TAX PROVISION	162,900	77,200	87,390
INCOME FROM CONTINUING OPERATIONS	324,969	152,225	163,445
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX		19,909
NET INCOME	324,969	172,134	163,445
NET INCOME APPLICABLE TO COMMON STOCK	$ 321,670	$ 169,323	$ 133,132
Net earnings per share-see Note 5:
Net earnings per share from continuing operations-basic and diluted	$ 5.97	$ 2.80	$ 2.52
Net earnings per share from discontinued operations-basic and diluted		$ 0.37
Net earnings per share	$ 5.97	$ 3.17	$ 2.52
Cash dividends paid per common share			$ 7.65
Weighted-average shares outstanding:
Basic and diluted	53,882	53,333	52,923